Discontinued Operations - Summary of Sale of Subsidiaries (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Net income from discontinued operations for the year	$ 3,380	$ 27,471	$ 1,932
Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Fair value of the consideration received and receivable:	3,380
Carrying amount of net assets sold		22,015
Discontinued Operations | Bioseparations Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Fair value of the consideration received and receivable:	3,380	51,927
Carrying amount of net assets sold		(22,015)
Transaction costs		(5,015)
Add: Reclassification of foreign currency translation reserve from other comprehensive income into the statement of operations		1,449
Net income from discontinued operations for the year	$ 3,380	$ 26,346